Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Issued and Fully Paid Ordinary Shares
	June 30, 2024		June 30, 2023		June 30, 2022
	Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount
		RM		RM		RM

Issued and fully paid ordinary shares
At the beginning of the year	26,437,500	23,308,795	10,000,000	4,416	10,000,000	4
Issuance of shares	-	-	16,437,500	23,304,379	-	4,412
As at end of the year	26,437,500	23,308,795	26,437,500	23,308,795	10,000,000	4,416